S-K 1603(a) SPAC Sponsor	Sep. 08, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	The manager of our sponsor is Evolution Capital Pty Ltd (the “Sponsor Managing Member”), and Stephen Silver, our Chief Executive Officer and Chairman of the Board, is the Managing Member of Evolution Capital Pty Ltd, who, by virtue of his position, has voting and investment discretion over the securities of our Company held by our sponsor. As of the date hereof, other than Mr. Silver, through his interest and position in the Sponsor

Managing Member, no other person has a direct or indirect material interest in our sponsor. Other than directors and officers, none of the other members of our sponsor will participate in our company’s activities. Our sponsor is controlled by a non-U.S. person.

SPAC Sponsor Name	Stephen Silver